Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Schedule of gains losses on disposal and expenses of non current assets

Thousand of Reais	2024	2023	2022

Composition
Net constitution of reversal of provision of non-financial assets	79,024	29,707	47,130
Result on the Sale of non-financial assets	54,272	32,260	73,588
Operating expenses of non-financial assets	(27,260)	(16,772)	(11,591)
Total	106,036	45,195	109,127